Non-controlling interests - Income statement (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenue		$ 4,311,188	$ 4,414,559
Net and total comprehensive income		462,288	555,911
Distributions paid to non-controlling interests		(84,713)	(110,406)
Total
Disclosure of subsidiaries [line items]
Revenue		789,149	404,808
Net and total comprehensive income		175,045	126,352
Net and total comprehensive income attributable to Methanex non-controlling interests		108,458	73,553
Sale of partial interest in non-controlling interests and equity contributions by non-controlling interest		22,545	650
Distributions paid to non-controlling interests		(84,714)	(95,405)
Methanex Egypt
Disclosure of subsidiaries [line items]
Revenue		212,339	366,859
Net and total comprehensive income		107,375	119,260
Net and total comprehensive income attributable to Methanex non-controlling interests		77,133	70,010
Sale of partial interest in non-controlling interests and equity contributions by non-controlling interest		0	0
Distributions paid to non-controlling interests		(75,996)	(91,646)
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Revenue		576,810
Net and total comprehensive income		67,670
Net and total comprehensive income attributable to Methanex non-controlling interests		31,325
Sale of partial interest in non-controlling interests and equity contributions by non-controlling interest		22,545
Distributions paid to non-controlling interests		$ (8,718)
Waterfront Shipping Limited | Mitsui O.S.K. Lines, Ltd. (MOL)
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	40.00%
Vessels
Disclosure of subsidiaries [line items]
Revenue			37,949
Net and total comprehensive income			7,092
Net and total comprehensive income attributable to Methanex non-controlling interests			3,543
Sale of partial interest in non-controlling interests and equity contributions by non-controlling interest			650
Distributions paid to non-controlling interests			$ (3,759)